RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General and administrative expenses	$ 14,088	$ 26,387
Series One [Member]
General and administrative expenses	0	2,871
Series Two [Member]
General and administrative expenses	0	2,825
Series Three [Member]
General and administrative expenses	14,088	10,426
Series Four [Member]
General and administrative expenses	0	7,392
Series Five [Member]
General and administrative expenses	0	2,873
Series Six [Member]
General and administrative expenses	$ 0	$ 0